Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial instruments [abstract]
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2024	2023	2022
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	(114)	96	149
Financial assets at amortized cost	(190)	(3)	34
Other financial assets and liabilities	76	99	115
Of which debt instruments	53	51	122
Gains or losses on financial assets and liabilities held for trading, netA	1,459	2,322	842
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	495	204	162
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	691	(93)	968
Gains or losses from hedge accounting, net	16	63	74
	2,547	2,592	2,195
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2024	2023	2022
Exchange differences, net	(274)	41	(542)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2024	2023	2022
Loans and receivables:	72,931	51,072	44,962
Central banks	12,966	17,717	11,595
Credit institutions	27,722	14,520	17,175
Customers	32,243	18,835	16,192
Debt instruments	85,990	66,079	45,079
Equity instruments	21,277	19,125	13,777
Derivatives	64,100	56,328	67,002
	244,298	192,604	170,820

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2024	2023	2022
Deposits	87,374	80,503	62,620
Central banks	15,074	9,017	7,497
Credit institutions	27,909	19,597	11,754
Customer	44,391	51,889	43,369
Marketable debt securities	7,554	5,371	5,427
Short positions	35,830	26,174	22,515
Derivatives	57,753	50,589	64,891
Other financial liabilities	—	—	—
	188,511	162,637	155,453